Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 55,418	$ 111,586
Accounts receivable, net	509,392	406,110	27,790
Note receivable
Prepaid expenses	16,431	21,135
Other current assets	8,278	8,278
Total Current Assets	589,519	547,109	27,790
Other Assets:
Property and equipment, net	49,872	65,945
Intangible assets, net	3,741,667	4,148,096
Goodwill	6,858,216	6,858,216
Other long-term assets	385,261	379,908	4,965
TOTAL ASSETS	11,624,535	11,999,274	32,755
Current Liabilities:
Accounts payable	543,388	467,526	138,134
Accrued expenses - related party	812,635	640,009	416,738
Accrued expenses	71,250	73,625
Wages payable
Other accrued liabilities	8,769	15,152
Note payable - related parties - current portion	157,789	25,000
Total Current Liabilities	1,593,831	1,221,312	554,872
Long Term Liabilities:
Note payable, net	9,500,000	9,500,000
Notes payable - related parties	3,000,000	3,000,000
Other long-term liabilities
Total Liabilities	14,093,831	13,721,312	554,872
Commitments and contingencies (Note 11)
Stockholders' Deficit:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value; 200,000,000 shares authorized, 162,350,364 and 162,325,364 shares issued and outstanding, respectively	16,237	16,237	16,234
Additional paid-in capital	15,902,717	15,770,192	15,576,572
Accumulated deficit	(18,388,250)	(17,508,467)	(16,114,923)
Total Stockholders' Deficit	(2,469,296)	(1,722,038)	(522,117)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 11,624,535	$ 11,999,274	32,755
Predecessor
Current Assets:
Cash			225,227
Accounts receivable, net			564,014
Note receivable			357,330
Prepaid expenses			69,119
Other current assets			85,839
Total Current Assets			1,301,529
Other Assets:
Property and equipment, net			118,240
Intangible assets, net			1,784,532
Goodwill
Other long-term assets			412,513
TOTAL ASSETS			3,616,814
Current Liabilities:
Accounts payable			2,323,926
Accrued expenses - related party
Accrued expenses
Wages payable			472,912
Other accrued liabilities			381,031
Note payable - related parties - current portion			13,911,233
Total Current Liabilities			17,089,102
Long Term Liabilities:
Note payable, net
Notes payable - related parties
Other long-term liabilities			31,909
Total Liabilities			17,121,011
Commitments and contingencies (Note 11)
Stockholders' Deficit:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value; 200,000,000 shares authorized, 162,350,364 and 162,325,364 shares issued and outstanding, respectively
Additional paid-in capital			5,514,114
Accumulated deficit			(19,018,311)
Total Stockholders' Deficit			(13,504,197)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT			$ 3,616,814